SHARES AND WARRANTS	12 Months Ended
Dec. 31, 2011
SHARES AND WARRANTS

NOTE 13 – SHARES AND WARRANTS

On March 16, 2009, AutoChina began repurchasing public warrants in the open market. Through December 31, 2009, the Company repurchased 2,432,892 warrants from the open market for the aggregate of $1,027.

On July 28, 2009, the Company and each founding shareholder entered into exchange agreements, pursuant to which each warrant that issued to the founding shareholders on a private placement in February 2008 was exchange for a warrant (each a “New Warrant” and together the “New Warrants”) with the same characteristics as the warrants sold in AutoChina’s initial public offering. The New Warrants and the underlying ordinary shares are restricted securities under Rule 144.  The warrant exchange agreements had no accounting impact.

On December 8, 2009, the Company set the redemption date of January 8, 2010 for the issued and outstanding warrants. During the year ended December 31, 2009, an aggregate of 2,021,563 warrants were exercised by the warrant holders and the Company received the net proceeds of $10,108. From January 1 through January 8, 2010, an additional 2,059,127 warrants were exercised for the Company’s ordinary shares, as a result of which AutoChina received net proceeds of $10,296. The remaining 91,418 warrants were redeemed and the holders of those warrants were paid the sum of $0.01 per warrant. Upon the completion of the redemption on January 8, 2010, AutoChina had 15,076,410 ordinary shares and 14,215,785 ordinary shares issued and outstanding, respectively.

On March 22, 2010, the Company issued 2,603,456 shares to the former shareholder of ACG based upon the 2009 financial results, in accordance the provisions of the Share Exchange Agreement. On December 16, 2011, the Company issued 3,923,153 shares based upon the 2010 financial results, in accordance the provisions of this agreement. (see Note 11).

During the year ended December 31, 2010, the Company repurchased 64,100 ordinary shares for a total of $1,630. These shares were cancelled and retired during the year. The Company’s share repurchase program expired in February 2011 and there was no share repurchase activity during the year ended December 31, 2011.